UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             04/29/08
     ----------------------      ---------------             --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                104

Form 13F Information Value Total (thousands):     $103,345


List of Other Included Managers: NONE

                          Form 13F-HR Information Table

                            TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS              CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                -----              -----    --------  -------  ---  ----  ----------  --------  ----    ------   ----
3M Company              COM                    88579Y101     892     11274   SH             Sole               11274
Abbott Labs             COM                    002824100     903     16376   SH             Sole               16376
ADP                     COM                    053015103    1507     35562   SH             Sole               35562
Advent Software         COM                    007974108     377      8850   SH             Sole                8850
American Intl Group     COM                    026874107     498     11507   SH             Sole               11507
Amgen                   COM                    031162100     703     16837   SH             Sole               16837
Anheuser Busch          COM                    035229103     662     13960   SH             Sole               13960
AutoZone Inc.           COM                    053332102    1427     12534   SH             Sole               12534
Avery Dennison          COM                    053611109     516     10479   SH             Sole               10479
Bank of America         COM                    060505104     701     18498   SH             Sole               18498
Bank of New York        COM                    064058100    2508     60082   SH             Sole               60082
Barclays PLC            Sponsored ADR          06738E204     489     13504   SH             Sole               13504
BLDRS Index FDS TR      Dev Mkt Idx 100 ADR    09348R201    2628     94161   SH             Sole               94161
Boston Private          COM                    101119105     161     15208   SH             Sole               15208
Boston Scientific       COM                    101137107     478     37141   SH             Sole               37141
Bristol-Myers Squibb    COM                    110122108    1072     50326   SH             Sole               50326
Broadridge Fin Sol      COM                    11133T103     239     13601   SH             Sole               13601
CarMax Inc.             COM                    143130102     488     25146   SH             Sole               25146
Charles Schwab Co.      COM                    808513105    1256     66694   SH             Sole               66694
ChevronTexaco           COM                    166764100     719      8418   SH             Sole                8418
Citigroup               COM                    172967101     482     22505   SH             Sole               22505
Clorox                  COM                    189054109     696     12288   SH             Sole               12288
CME Group Inc.          COM                    12572Q105     432       920   SH             Sole                 920
Coach                   COM                    189754104     442     14666   SH             Sole               14666
Coca Cola Co.           COM                    191216100    2101     34517   SH             Sole               34517
Colgate Palmolive       COM                    194162103    1509     19375   SH             Sole               19375
CoStar Group            COM                    22160N109     326      7574   SH             Sole                7574
Dell Inc.               COM                    24702R101     693     34804   SH             Sole               34804
Diageo PLC              Sponsored ADR          25243Q205     909     11175   SH             Sole               11175
Dionex                  COM                    254546104     491      6376   SH             Sole                6376
Disney (Walt)           COM                    254687106     937     29872   SH             Sole               29872
DST Systems             COM                    233326107     548      8336   SH             Sole                8336
E*Trade Financial       COM                    269246104      67     17323   SH             Sole               17323
Eaton Vance             COM                    278265103     548     17973   SH             Sole               17973
eBay Inc.               COM                    278642103    1140     38196   SH             Sole               38196
Ecolab                  COM                    278865100     973     22395   SH             Sole               22395
Equifax                 COM                    294429105     646     18729   SH             Sole               18729
Euronet Worldwide       COM                    298736109     207     10742   SH             Sole               10742
Expeditors Int'l        COM                    302130109     341      7541   SH             Sole                7541
Exxon Mobil             COM                    30231G102     497      5874   SH             Sole                5874
Factset Research        COM                    303075105     433      8035   SH             Sole                8035
Fair Isaac              COM                    303250104     248     11540   SH             Sole               11540
Forward Air             COM                    349853101     391     11030   SH             Sole               11030
Franklin Resources      COM                    354613101     869      8955   SH             Sole                8955
General Electric        COM                    369604103    1727     46658   SH             Sole               46658
GlaxoSmithKline PLC     Sponsored ADR          37733W105     570     13437   SH             Sole               13437
Harte-Hanks             COM                    416196103     238     17397   SH             Sole               17397
Home Depot              COM                    437076102     451     16134   SH             Sole               16134
Integra Lifesciences    COM                    457985208     436     10032   SH             Sole               10032
Intel Corp.             COM                    458140100    1045     49334   SH             Sole               49334
INVESCO PLC             Sponsored ADR          46127U104    1580     64846   SH             Sole               64846

                            TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS              CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                -----              -----    --------  -------  ---  ----  ----------  --------  ----    ------   ----
Investment Tech. Group  COM                    46145F105     374      8093   SH             Sole                8093
iShares                 1-3 YR TRS BD          464287457     884     10498   SH             Sole               10498
iShares                 Lehman Agg Bnd         464287226    5172     50368   SH             Sole               50368
iShares                 MSCI EAFE Index        464287465   11277    156844   SH             Sole              156844
iShares                 MSCI Emerging Mkt      464287234     295      2192   SH             Sole                2192
iShares                 S&P 500 Index          464287200    2217     16769   SH             Sole               16769
iShares                 DJ SEL DIV INX         464287168    1155     19956   SH             Sole               19956
iShares                 Wilshire 4500 Index    922908652    1053     11066   SH             Sole               11066
iShares                 Wilshire REIT Index    86330E604    1987     28378   SH             Sole               28378
Johnson & Johnson       COM                    478160104    2002     30865   SH             Sole               30865
Kellogg                 COM                    487836108     712     13542   SH             Sole               13542
Kensey Nash             COM                    490057106     290     10008   SH             Sole               10008
Kraft Foods             COM                    50075N104     794     25621   SH             Sole               25621
Legg Mason              COM                    524901105     591     10560   SH             Sole               10560
LoopNet                 COM                    543524300     271     21307   SH             Sole               21307
Marsh & McLennan        COM                    571748102     940     38601   SH             Sole               38601
Medtronic               COM                    585055106    1480     30602   SH             Sole               30602
Merck                   COM                    589331107     964     25399   SH             Sole               25399
Merit Medical           COM                    589889104     350     22116   SH             Sole               22116
Mettler-Toledo          COM                    592688105     630      6484   SH             Sole                6484
Microchip Tech.         COM                    595017104     901     27541   SH             Sole               27541
Microsoft               COM                    594918104    1693     59644   SH             Sole               59644
Newell Rubbermaid       COM                    651229106     641     28007   SH             Sole               28007
NIKE Inc.               COM                    654106103    1870     27507   SH             Sole               27507
Nokia Corp.             COM                    654902204    1410     44287   SH             Sole               44287
Oracle Corp.            COM                    68389X105    2276    116363   SH             Sole              116363
Paychex                 COM                    704326107     513     14976   SH             Sole               14976
PepsiCo Inc.            COM                    713448108    2250     31168   SH             Sole               31168
Pfizer                  COM                    717081103     967     46195   SH             Sole               46195
PNC Financial           COM                    693475105    1515     23106   SH             Sole               23106
Possis Medical          COM                    737407106     211     10807   SH             Sole               10807
PPG Industries          COM                    693506107     654     10813   SH             Sole               10813
Procter & Gamble        COM                    742718109    1848     26377   SH             Sole               26377
Regis                   COM                    758932107     291     10580   SH             Sole               10580
SEI Investments         COM                    784117103     561     22734   SH             Sole               22734
Sherwin Williams        COM                    824348106     721     14126   SH             Sole               14126
Simpson Manufacturing   COM                    829073105     404     14863   SH             Sole               14863
SPDR Index SHS FDS      S&P 500 Index          78462F103     569      4314   SH             Sole                4314
Stanley Works           COM                    854616109     640     13449   SH             Sole               13449
SunTrust Banks          COM                    867914103     386      7001   SH             Sole                7001
Synovus                 COM                    87161C105     232     21020   SH             Sole               21020
T. Rowe Price           COM                    74144T108     637     12739   SH             Sole               12739
Texas Instruments       COM                    882508104     744     26329   SH             Sole               26329
Time Warner Inc.        COM                    887317105     859     61245   SH             Sole               61245
Umpqua Bank             COM                    904214103     218     14040   SH             Sole               14040
Unilever PLC            Sponsored ADR          904767704     868     25740   SH             Sole               25740
United Parcel Service   COM                    911312106    1233     16887   SH             Sole               16887
Wal-Mart Stores         COM                    931142103    1127     21389   SH             Sole               21389
Waters                  COM                    941848103     524      9405   SH             Sole                9405
Westamerica Bancorp     COM                    957090103     218      4141   SH             Sole                4141
Western Union           COM                    959802109    1116     52455   SH             Sole               52455
Wilmington Trust        COM                    971807102     312     10043   SH             Sole               10043
Zimmer Holdings         COM                    98956P102    1302     16718   SH             Sole               16718